Consolidated Balance Sheets (JPY ¥)	Mar. 31, 2013		Mar. 31, 2012
ASSETS
Cash and due from banks (Note 8)	¥ 3,619,253,000,000		¥ 3,230,409,000,000
Interest-earning deposits in other banks (Notes 8 and 29)	8,111,887,000,000		5,897,732,000,000
Call loans and funds sold (Note 10)	618,596,000,000		451,433,000,000
Receivables under resale agreements (including ¥26,056 and nil measured at fair value under fair value option in 2012 and 2013) (Note 29)	5,659,512,000,000		4,481,863,000,000
Receivables under securities borrowing transactions	2,615,172,000,000		3,282,656,000,000
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥10,573,642 and ¥11,847,846 in 2012 and 2013) (including ¥15,758,131 and ¥16,290,536 measured at fair value under fair value option in 2012 and 2013) (Notes 8, 21 and 29)	40,826,384,000,000		34,953,245,000,000
Investment securities (Notes 3, 8 and 29):
Securities available for sale-carried at fair value (including assets pledged that secured parties are permitted to sell or repledge of ¥2,859,124 and ¥1,974,928 in 2012 and 2013)	58,844,069,000,000		57,740,401,000,000
Securities being held to maturity-carried at amortized cost (including assets pledged that secured parties are permitted to sell or repledge of ¥741,560 and ¥300,821 in 2012 and 2013) (fair value of ¥2,430,689 and ¥2,188,070 in 2012 and 2013)	2,131,164,000,000		2,385,368,000,000
Other investment securities	889,952,000,000		909,765,000,000
Total investment securities	61,865,185,000,000		61,035,534,000,000
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥2,491,281 and ¥1,952,868 in 2012 and 2013) (Notes 4 and 8)	98,590,229,000,000	[1]	92,298,243,000,000	[1]
Allowance for credit losses (Note 4)	(1,335,987,000,000)		(1,285,507,000,000)
Net loans	97,254,242,000,000		91,012,736,000,000
Premises and equipment-net (Note 5)	1,059,054,000,000		987,474,000,000
Accrued interest	255,192,000,000		250,351,000,000
Customers' acceptance liability	90,216,000,000		88,082,000,000
Intangible assets-net (Notes 2 and 6)	866,153,000,000		896,483,000,000
Goodwill (Notes 2 and 6)	417,956,000,000		354,283,000,000
Deferred tax assets (Notes 7 and 14)	514,679,000,000		950,395,000,000
Other assets (including nil and ¥3,006 measured at fair value under fair value option in 2012 and 2013) (Notes 4, 8, 13, 14 and 29)	6,785,795,000,000		7,329,838,000,000
Total assets	230,559,276,000,000		215,202,514,000,000
LIABILITIES AND EQUITY
Domestic offices, non-interest-bearing	15,327,957,000,000		14,980,210,000,000
Domestic offices, interest-bearing	103,003,820,000,000		99,610,994,000,000
Overseas offices, non-interest-bearing	3,481,750,000,000		2,708,186,000,000
Overseas offices, interest-bearing	26,396,212,000,000		22,194,340,000,000
Total deposits	148,209,739,000,000		139,493,730,000,000
Call money and funds purchased (Notes 8 and 10)	4,010,582,000,000		2,796,221,000,000
Payables under repurchase agreements (Note 8)	15,700,394,000,000		13,572,712,000,000
Payables under securities lending transactions (Note 8)	3,992,950,000,000		4,978,917,000,000
Due to trust account (Note 11)	633,029,000,000		627,331,000,000
Other short-term borrowings (including ¥24,951 and ¥5,041 measured at fair value under fair value option in 2012 and 2013) (Notes 8, 12 and 29)	11,608,598,000,000		10,881,525,000,000
Trading account liabilities (Notes 21 and 29)	14,969,482,000,000		11,967,182,000,000
Obligations to return securities received as collateral (Note 29)	3,034,547,000,000		3,639,838,000,000
Bank acceptances outstanding	90,216,000,000		88,082,000,000
Accrued interest	136,712,000,000		152,836,000,000
Long-term debt (including ¥524,758 and ¥564,845 measured at fair value under fair value option in 2012 and 2013) (Notes 8, 12 and 29)	12,182,358,000,000		12,593,062,000,000
Other liabilities (Notes 1, 7, 8, 13, 14 and 24)	5,048,689,000,000		5,552,631,000,000
Total liabilities	219,617,296,000,000		206,344,067,000,000
Commitments and contingent liabilities (Notes 22 and 24)
Mitsubishi UFJ Financial Group shareholders' equity (Note 19):
Capital stock (Notes 15 and 16): Preferred stock-aggregate liquidation preference of ¥390,001 in 2012 and 2013, with no stated value	442,100,000,000		442,100,000,000
Capital stock (Notes 15 and 16): Common stock-authorized, 33,000,000,000 shares; issued, 14,154,534,220 shares and 14,158,585,720 shares in 2012 and 2013, with no stated value	1,646,035,000,000		1,645,144,000,000
Capital surplus (Note 16)	6,348,133,000,000		6,378,619,000,000
Retained earnings (Notes 17 and 33):
Appropriated for legal reserve	239,571,000,000		239,571,000,000
Unappropriated retained earnings	1,361,620,000,000		482,535,000,000
Accumulated other comprehensive income (loss), net of taxes	574,347,000,000		(596,400,000,000)
Treasury stock, at cost-10,471,043 common shares and 4,374,857 common shares in 2012 and 2013	(3,011,000,000)		(8,411,000,000)
Total Mitsubishi UFJ Financial Group shareholders' equity	10,608,795,000,000		8,583,158,000,000
Noncontrolling interests (Note 18)	333,185,000,000		275,289,000,000
Total equity	10,941,980,000,000		8,858,447,000,000
Total liabilities and equity	230,559,276,000,000		215,202,514,000,000
Consolidated VIEs [Member]
ASSETS
Cash and due from banks (Note 8)	2,692,000,000		2,229,000,000
Interest-earning deposits in other banks (Notes 8 and 29)	26,087,000,000		56,275,000,000
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥10,573,642 and ¥11,847,846 in 2012 and 2013) (including ¥15,758,131 and ¥16,290,536 measured at fair value under fair value option in 2012 and 2013) (Notes 8, 21 and 29)	2,376,590,000,000		1,576,725,000,000
Investment securities (Notes 3, 8 and 29):
Investment securities	701,873,000,000		530,079,000,000
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥2,491,281 and ¥1,952,868 in 2012 and 2013) (Notes 4 and 8)	6,814,877,000,000		7,101,464,000,000
All other assets	254,978,000,000		300,208,000,000
Total assets	10,177,097,000,000		9,566,980,000,000
LIABILITIES AND EQUITY
Other short-term borrowings (including ¥24,951 and ¥5,041 measured at fair value under fair value option in 2012 and 2013) (Notes 8, 12 and 29)	39,773,000,000		47,147,000,000
Long-term debt (including ¥524,758 and ¥564,845 measured at fair value under fair value option in 2012 and 2013) (Notes 8, 12 and 29)	1,166,694,000,000		1,389,971,000,000
All other liabilities	378,679,000,000		367,890,000,000
Total liabilities	¥ 1,585,146,000,000		¥ 1,805,008,000,000

[1]	The above table includes loans held for sale of ¥46,634 million and ¥35,261 million at March 31, 2012 and 2013, respectively, which are carried at the lower of cost or estimated fair value.